Earnings Per Share (Tables)	9 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of Calculation of Earnings Per Share

The calculation of earnings per share is as follows:

	Three months ended June 30,		Nine months ended June 30,
	2026	2025	2026	2025
Weighted number of outstanding shares	181,476,635	186,479,342	183,096,249	187,382,557
Number of shares with dilutive effects	—	—	—	—
Weighted number of outstanding shares (diluted)	181,476,635	186,479,342	183,096,249	187,382,557

Profit attributable to ordinary shareholders	109,583	129,228	241,997	254,460
Basic	0.60	0.69	1.32	1.36
Diluted	0.60	0.69	1.32	1.36